Exploration Expenditures - Summary of Company's Exploration Expenditures (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Disclosure Of Exploration Expenditures [Line Items]
Exploration expenditures	$ 3,718	$ 1,231	$ 7,323	$ 2,623
Drilling
Disclosure Of Exploration Expenditures [Line Items]
Exploration expenditures			701	609
Permitting and Environmental
Disclosure Of Exploration Expenditures [Line Items]
Exploration expenditures			2,438
Engineering
Disclosure Of Exploration Expenditures [Line Items]
Exploration expenditures			78	14
Geological and Consulting
Disclosure Of Exploration Expenditures [Line Items]
Exploration expenditures			3,755	1,580
Field Supplies, Other Services, and Taxes
Disclosure Of Exploration Expenditures [Line Items]
Exploration expenditures			267	247
Lithium Demo Plant Equipment Depreciation
Disclosure Of Exploration Expenditures [Line Items]
Exploration expenditures			84	84
Environmental
Disclosure Of Exploration Expenditures [Line Items]
Exploration expenditures				89
Lithium Nevada
Disclosure Of Exploration Expenditures [Line Items]
Exploration expenditures			7,276	2,152
Lithium Nevada | Drilling
Disclosure Of Exploration Expenditures [Line Items]
Exploration expenditures			701	609
Lithium Nevada | Permitting and Environmental
Disclosure Of Exploration Expenditures [Line Items]
Exploration expenditures			2,438
Lithium Nevada | Engineering
Disclosure Of Exploration Expenditures [Line Items]
Exploration expenditures			78	14
Lithium Nevada | Geological and Consulting
Disclosure Of Exploration Expenditures [Line Items]
Exploration expenditures			3,755	1,152
Lithium Nevada | Field Supplies, Other Services, and Taxes
Disclosure Of Exploration Expenditures [Line Items]
Exploration expenditures			220	204
Lithium Nevada | Lithium Demo Plant Equipment Depreciation
Disclosure Of Exploration Expenditures [Line Items]
Exploration expenditures			84	84
Lithium Nevada | Environmental
Disclosure Of Exploration Expenditures [Line Items]
Exploration expenditures				89
General Exploration
Disclosure Of Exploration Expenditures [Line Items]
Exploration expenditures			47
General Exploration | Field Supplies, Other Services, and Taxes
Disclosure Of Exploration Expenditures [Line Items]
Exploration expenditures			$ 47
Cauchari Olaroz
Disclosure Of Exploration Expenditures [Line Items]
Exploration expenditures				471
Cauchari Olaroz | Geological and Consulting
Disclosure Of Exploration Expenditures [Line Items]
Exploration expenditures				428
Cauchari Olaroz | Field Supplies, Other Services, and Taxes
Disclosure Of Exploration Expenditures [Line Items]
Exploration expenditures				$ 43